Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 269	$ 267	$ 776	$ 869
Non-cash capital expenditure grants receivable			$ 193